UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings 	entries.

Institutional Investment Manager Filing this Report:

Name:     Horan & Associates financial advisors, LTD
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   9/30/04

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:  $100,850
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None











Form 13F Information Table























Value


Investment
Other
Voting Authority
Name of Issuer
Title of Class
 CUSIP
(x$1000)
Shares
SH/PRN
Descretion
Managers
Sole
Shared
None
AON
COM
037389103
9544
331394
SH
Sole
N/A
331394
0
0
BELLSOUTH
COM
079860102
5011
181182
SH
Sole
N/A
181182
0
0
BISYS GROUP INC
COM
055472104
4693
315168
SH
Sole
N/A
315168
0
0
COMCAST CORP CL A SPL
COM
20030N200
560
19400
SH
Sole
N/A
19400
0
0
CENTURYTEL INC
COM
156700106
8763
251889
SH
Sole
N/A
251889
0
0
DELL INC
COM
24702R101
504
14000
SH
Sole
N/A
14000
0
0
FAIRFAX FINL HLDGS
COM
303901102
6869
51746
SH
Sole
N/A
51746
0
0
HASBRO
COM
418056107
6909
364185
SH
Sole
N/A
364185
0
0
H J HEINZ
COM
423074103
2005
54665
SH
Sole
N/A
54665
0
0
KRISPY KREME DOUGHNUTS
COM
501014104
7281
551976
SH
Sole
N/A
551976
0
0
LIMITED
COM
532716107
1173
53712
SH
Sole
N/A
53712
0
0
MCDONALDS
COM
580135101
6534
232198
SH
Sole
N/A
232198
0
0
MCGRAW-HILL COMPANIES
COM
580645109
6808
86141
SH
Sole
N/A
86141
0
0
PITNEY BOWES
COM
724479100
2724
60142
SH
Sole
N/A
60142
0
0
R R DONNELLEY & SONS
COM
257867101
4807
152794
SH
Sole
N/A
152794
0
0
SERVICEMASTER CO
COM
81760N109
2452
189216
SH
Sole
N/A
189216
0
0
SAFEWAY
COM
786514208
4445
226457
SH
Sole
N/A
226457
0
0
TYCO
COM
902124106
10138
322156
SH
Sole
N/A
322156
0
0
UNUMPROVIDENT
COM
91529Y106
7842
496316
SH
Sole
N/A
496316
0
0
WASTE MANAGEMENT
COM
94106L109
1788
64597
SH
Sole
N/A
64597
0
0